Accounts Payable	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 10 – ACCOUNTS PAYABLE

Components of accounts payable are as follows:

	As of December 31,
	2020	2019

Payable for purchase of intangible assets	$-	$2,704,614
Payable for service costs	33,697	110,048
Total	$33,697	$2,814,662